March 5, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Columbia Funds Series Trust II
Columbia Active Portfolios – Diversified Equity Income Fund
Post-Effective Amendment No. 52
File Nos. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 52 (Amendment). This Amendment was filed electronically on February 24, 2012.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Erin Nygard at (612) 671-2543.

Sincerely,

/s/ Christopher O. Petersen

     Christopher O. Petersen

     Vice President and Chief Counsel

     Ameriprise Financial, Inc.